Quarterly Holdings Report
for
Fidelity® Investment Grade Bond ETF
November 30, 2025
FIE-NPRT1-0126
1.9900960.104
Asset-Backed Securities - 8.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2074% 7/20/2037 (b)(c)(d)	250,000	250,766
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	250,000	250,777
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/19/2037 (b)(c)(d)	250,000	250,591
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2044% 7/18/2038 (b)(c)(d)	250,000	250,644
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (b)(c)(d)	250,000	249,999
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	250,000	250,646
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 7/18/2037 (b)(c)(d)	250,000	250,670
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.2345% 1/15/2038 (b)(c)(d)	250,000	250,764
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.2244% 10/20/2037 (b)(c)(d)	250,000	250,862
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.3944% 7/20/2037 (b)(c)(d)	250,000	250,911
TOTAL BAILIWICK OF JERSEY		2,506,630
GRAND CAYMAN (UK OVERSEAS TER) - 4.2%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.2216% 7/17/2037 (b)(c)(d)	250,000	250,786
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.3936% 4/16/2037 (b)(c)(d)	250,000	250,756
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.31% 7/21/2037 (b)(c)(d)	250,000	250,440
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 7/15/2038 (b)(c)(d)	250,000	250,216
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.1445% 4/15/2038 (b)(c)(d)	142,000	142,206
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 5.6344% 1/20/2037 (b)(c)(d)	250,000	250,458
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.2544% 10/20/2037 (b)(c)(d)	250,000	250,946
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	250,000	249,475
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 1.22% 1/15/2039 (b)(c)(d)(e)	250,000	250,000
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)	250,000	250,276
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.268% 7/25/2037 (b)(c)(d)	250,000	250,716
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 0% 1/20/2039 (b)(c)(d)(e)	250,000	249,999
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.058% 1/25/2038 (b)(c)(d)	120,000	119,995
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 4/20/2035 (b)(c)(d)	100,000	99,914
Cifc Funding 2021-Iii Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 5.1345% 10/15/2038 (b)(c)(d)	307,000	306,482
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (b)(c)(d)	105,000	105,134
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.3593% 10/15/2038 (b)(c)(d)	250,000	250,465
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.8844% 4/18/2035 (b)(c)(d)	250,000	250,078
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 7/15/2037 (b)(c)(d)	250,000	250,641
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.4116% 4/17/2037 (b)(c)(d)	250,000	250,485
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.2945% 10/15/2037 (b)(c)(d)	250,000	250,410
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 10/15/2037 (b)(c)(d)	250,000	250,389
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.0645% 4/15/2038 (b)(c)(d)	150,000	149,761
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	250,000	250,720
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/19/2037 (b)(c)(d)	250,000	250,829
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(d)	250,000	249,865
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.4574% 1/22/2037 (b)(c)(d)	250,000	250,250
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)	250,000	250,132
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.178% 7/25/2038 (b)(c)(d)	250,000	250,640
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(d)	100,000	99,995
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.148% 1/25/2038 (b)(c)(d)	250,000	250,373
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.008% 1/25/2038 (b)(c)(d)	250,000	249,797
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.1445% 1/15/2038 (b)(c)(d)	250,000	250,158
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.0745% 4/15/2038 (b)(c)(d)	163,000	162,575
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.2844% 7/18/2038 (b)(c)(d)	250,000	250,689
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2037 (b)(c)(d)	250,000	250,364
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 0% 1/21/2038 (b)(c)(d)(e)	250,000	250,000
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	250,000	250,280
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 0% 10/15/2038 (b)(c)(d)(e)	250,000	250,067
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.1474% 1/22/2038 (b)(c)(d)	250,000	250,463
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.1144% 4/20/2038 (b)(c)(d)	250,000	250,108
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.2144% 10/20/2037 (b)(c)(d)	250,000	250,355
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/20/2037 (b)(c)(d)	250,000	250,770
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (b)(c)(d)	500,000	498,501
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 1/18/2038 (b)(c)(d)	250,000	250,424
Palmer Square Clo Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 5.0937% 10/20/2038 (b)(c)(d)	250,000	250,123
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	250,000	249,963
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)	184,848	184,907
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.6518% 2/15/2033 (b)(c)(d)	216,349	215,721
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2545% 10/15/2039 (b)(c)(d)	250,000	250,740
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.1616% 7/17/2038 (b)(c)(d)	250,000	250,625
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1316% 10/17/2038 (b)(c)(d)	250,000	250,329
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2016% 7/17/2038 (b)(c)(d)	250,000	250,615
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(c)	56,268	56,296
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		12,656,702
IRELAND - 0.1%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (b)	154,036	157,317
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/18/2037 (b)(c)(d)	250,000	250,589
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 1/20/2038 (b)(c)(d)	250,000	249,990
TOTAL MULTI-NATIONAL		500,579
UNITED STATES - 2.7%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	230,424	237,118
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	230,424	237,118
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	235,999	240,692
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	104,037	100,001
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	237,776	243,792
American Tower Trust #1 Series 2023, 5.49% 3/15/2053 (b)	220,000	223,920
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	318,162	301,604
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	46,125	45,619
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (b)	46,875	46,442
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (b)	48,000	42,954
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	369,600	361,480
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (b)	208,320	196,741
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (b)	140,000	140,999
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (b)	115,000	115,805
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	188,000	186,736
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (b)	94,750	94,614
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (b)	48,000	46,351
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (b)	141,985	135,218
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (b)	48,625	44,736
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.4145% 7/15/2037 (b)(c)(d)	250,000	250,507
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (b)	400,000	404,587
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	241,739	246,616
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	100,000	101,409
GMF Floorplan Owner Revolving Trust Series 2024-4A Class B, 4.98% 11/15/2029 (b)	120,000	121,626
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.038% 1/25/2038 (b)(c)(d)	250,000	249,748
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (b)	97,172	96,731
Jersey Mike's Funding Series 2019-1A Class A2, 4.433% 2/15/2050 (b)	451,950	450,879
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	99,250	101,443
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (b)	94,763	96,742
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (b)	248,754	247,387
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 5.1016% 10/17/2038 (b)(c)(d)	250,000	250,249
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (b)	250,000	247,855
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (b)	565,500	542,692
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	48,250	47,488
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	48,510	50,255
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	122,760	124,157
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	55,440	56,674
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	107,910	107,555
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	705,870	703,271
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	213,840	212,575
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (b)	225,000	225,362
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	246,304	250,502
TOTAL UNITED STATES		8,228,250
TOTAL ASSET-BACKED SECURITIES (Cost $23,889,204)		24,049,478

Commercial Mortgage Securities - 3.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.4%
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2959% 9/15/2056 (c)	14,000	15,041
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	94,883	94,883
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.6005% 6/15/2041 (b)(c)(d)	100,000	100,000
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (b)(c)	231,000	236,235
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.7976% 11/5/2039 (b)(c)	100,000	102,941
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.45% 4/15/2037 (b)(c)(d)	9,534	9,537
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.3506% 3/15/2041 (b)(c)(d)	429,500	429,499
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)	371,723	371,723
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(c)	80,598	80,648
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)	100,000	99,814
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.9723% 10/15/2036 (b)(c)(d)	100,000	99,688
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.1721% 10/15/2036 (b)(c)(d)	100,000	99,564
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	40,573	40,497
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.2713% 2/15/2039 (b)(c)(d)	95,900	95,780
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.5207% 2/15/2039 (b)(c)(d)	1,400,000	1,398,254
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.7204% 12/9/2040 (b)(c)(d)	71,601	71,601
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	233,574	232,030
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.359% 6/15/2035 (b)(c)(d)	100,000	100,000
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	144,242	144,242
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.6505% 4/15/2041 (b)(c)(d)	72,121	72,144
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	541,887	540,871
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.3524% 3/15/2030 (b)(c)(d)	55,782	55,642
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.5022% 3/15/2030 (b)(c)(d)	184,793	184,332
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (b)(c)	500,000	473,273
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8735% 2/15/2036 (b)(c)(d)	51,000	50,937
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.899% 4/15/2037 (b)(c)(d)	7,000	7,004
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)	285,835	285,924
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.7505% 2/15/2039 (b)(c)(d)	711,803	712,691
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.6502% 3/15/2041 (b)(c)(d)	70,180	70,202
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.8998% 3/15/2041 (b)(c)(d)	70,180	70,223
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)	278,000	277,458
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(c)	124,000	126,186
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	93,376	76,219
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(c)	100,000	102,908
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (b)	120,000	120,531
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	409,000	409,639
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.559% 10/15/2042 (b)(c)(d)	60,000	60,112
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.809% 10/15/2042 (b)(c)(d)	30,000	30,094
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.659% 10/15/2035 (b)(c)(d)	35,000	35,011
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (b)(c)	128,000	127,339
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(c)	100,000	100,820
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.8235% 3/15/2038 (b)(c)(d)	70,000	69,307
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 4.8744% 4/15/2038 (b)(c)(d)	45,409	45,395
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.459% 9/15/2040 (b)(c)(d)	141,000	140,755
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 7.797% 11/15/2040 (b)(c)(d)	70,148	70,192
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	277,657	277,397
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.1532% 11/15/2038 (b)(c)(d)	167,768	167,611
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.6516% 11/15/2038 (b)(c)(d)	503,305	502,835
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	335,000	335,000
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.5514% 12/15/2039 (b)(c)(d)	100,000	100,000
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.9508% 12/15/2039 (b)(c)(d)	670,000	670,836
TOTAL UNITED STATES		10,190,865
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,175,050)		10,190,865

Non-Convertible Corporate Bonds - 23.9%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (b)	25,000	24,936
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canadian Natural Resources Ltd 5% 12/15/2029	125,000	128,020
Cenovus Energy Inc 4.65% 3/20/2031	56,000	56,169
Cenovus Energy Inc 5.4% 3/20/2036	43,000	43,420
		227,609
TOTAL CANADA		252,545
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (b)(c)	186,000	196,198
Societe Generale SA 5.5% 4/13/2029 (b)(c)	396,000	405,571

TOTAL FRANCE		601,769
GERMANY - 0.4%
Financials - 0.3%
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 4.1% 1/13/2026	100,000	99,911
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	706,000	718,084
		817,995
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	318,000	317,782
TOTAL GERMANY		1,135,777
IRELAND - 0.8%
Financials - 0.5%
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,002,000	970,022
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	281,000	280,617
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	150,000	152,875
		1,403,514
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	400,000	404,718
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	25,000	25,449
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	99,000	101,781
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	319,000	332,634
		864,582
TOTAL IRELAND		2,268,096
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,508
NTT Finance Corp 4.62% 7/16/2028 (b)	200,000	202,790

TOTAL JAPAN		404,298
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	946,000	912,000
Petroleos Mexicanos 7.69% 1/23/2050	1,425,000	1,270,673

TOTAL MEXICO		2,182,673
NETHERLANDS - 0.3%
Financials - 0.2%
Banks - 0.2%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(c)	500,000	508,111
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	108,000	108,961
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	204,000	207,461
		316,422
TOTAL NETHERLANDS		824,533
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 4.194% 4/1/2031 (b)(c)	30,000	29,789
UBS Group AG 5.428% 2/8/2030 (b)(c)	226,000	234,122
UBS Group AG 6.246% 9/22/2029 (b)(c)	845,000	890,804

TOTAL SWITZERLAND		1,154,715
UNITED KINGDOM - 0.7%
Financials - 0.7%
Banks - 0.7%
Barclays PLC 5.69% 3/12/2030 (c)	310,000	322,929
Barclays PLC 6.49% 9/13/2029 (c)	845,000	894,465
NatWest Group PLC 3.073% 5/22/2028 (c)	871,000	858,529

TOTAL UNITED KINGDOM		2,075,923
UNITED STATES - 20.3%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.6%
AT&T Inc 2.55% 12/1/2033	890,000	763,613
AT&T Inc 4.3% 2/15/2030	310,000	311,732
Verizon Communications Inc 2.355% 3/15/2032	735,000	649,620
Verizon Communications Inc 4.78% 2/15/2035	80,000	79,363
		1,804,328
Entertainment - 0.1%
Walt Disney Co/The 2.65% 1/13/2031	186,000	174,301
Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,618,000	1,390,487
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	565,000	507,620
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	20,000	20,196
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	30,000	24,314
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	306,000	256,676
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	36,000	37,538
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	234,000	246,785
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055	650,000	633,443
Time Warner Cable LLC 5.5% 9/1/2041	60,000	53,179
		3,170,238
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.25% 11/15/2031	30,000	26,662
T-Mobile USA Inc 3.875% 4/15/2030	208,000	204,888
T-Mobile USA Inc 4.2% 10/1/2029	400,000	401,360
T-Mobile USA Inc 4.5% 4/15/2050	126,000	106,067
		738,977
TOTAL COMMUNICATION SERVICES		5,887,844

Consumer Discretionary - 0.9%
Automobiles - 0.2%
General Motors Financial Co Inc 5.85% 4/6/2030	5,000	5,265
Stellantis Finance US Inc 5.35% 3/17/2028 (b)	500,000	507,832
		513,097
Leisure Products - 0.1%
Brunswick Corp/DE 5.85% 3/18/2029	210,000	216,739
Mattel Inc 5% 11/17/2030	259,000	261,326
		478,065
Specialty Retail - 0.6%
AutoNation Inc 4.45% 1/15/2029	550,000	551,501
AutoZone Inc 5.165% 6/15/2030	107,000	110,754
AutoZone Inc 6.25% 11/1/2028	410,000	434,547
Lowe's Cos Inc 3.35% 4/1/2027	2,000	1,983
Lowe's Cos Inc 3.75% 4/1/2032	662,000	636,190
		1,734,975
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry Inc 3.05% 3/15/2032	18,000	16,372
TOTAL CONSUMER DISCRETIONARY		2,742,509

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.3%
Kroger Co/The 5.5% 9/15/2054	300,000	292,505
Mars Inc 4.8% 3/1/2030 (b)	135,000	138,291
Mars Inc 5% 3/1/2032 (b)	181,000	187,057
Mars Inc 5.2% 3/1/2035 (b)	158,000	163,470
		781,323
Food Products - 0.1%
Conagra Brands Inc 5% 8/1/2030	430,000	436,194
TOTAL CONSUMER STAPLES		1,217,517

Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (b)	469,000	470,016
Columbia Pipelines Operating Co LLC 5.439% 2/15/2035 (b)	500,000	513,970
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	23,000	24,418
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	130,000	139,601
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	3,000	3,217
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	5,000	5,395
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	3,000	3,309
Energy Transfer LP 4.95% 6/15/2028	148,000	150,570
Energy Transfer LP 5.25% 7/1/2029	23,000	23,737
Energy Transfer LP 5.6% 9/1/2034	256,000	265,255
Energy Transfer LP 5.75% 2/15/2033	593,000	626,354
Hess Corp 4.3% 4/1/2027	155,000	155,560
MPLX LP 4.8% 2/15/2029	148,000	150,374
Occidental Petroleum Corp 5.2% 8/1/2029	73,000	74,819
Occidental Petroleum Corp 5.375% 1/1/2032	153,000	156,640
Occidental Petroleum Corp 6.45% 9/15/2036	40,000	42,711
Occidental Petroleum Corp 7.5% 5/1/2031	619,000	698,165
ONEOK Inc 4.25% 9/24/2027	32,000	32,075
ONEOK Inc 4.4% 10/15/2029	33,000	33,103
ONEOK Inc 4.75% 10/15/2031	65,000	65,301
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	516,000	501,054
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	179,000	180,184
Targa Resources Corp 4.35% 1/15/2029	69,000	69,232
Targa Resources Corp 4.9% 9/15/2030	99,000	100,975
Targa Resources Corp 5.65% 2/15/2036	224,000	231,474
Western Gas Partners LP 4.05% 2/1/2030 (f)	944,000	928,390
Williams Cos Inc/The 3.5% 11/15/2030	40,000	38,370
Williams Cos Inc/The 4.65% 8/15/2032	224,000	225,386
Williams Cos Inc/The 4.8% 11/15/2029	148,000	150,930
Williams Cos Inc/The 5.3% 8/15/2052	2,000	1,882
		6,062,467
Financials - 8.2%
Banks - 3.9%
Bank of America Corp 2.299% 7/21/2032 (c)	160,000	143,526
Bank of America Corp 2.496% 2/13/2031 (c)	638,000	596,192
Bank of America Corp 4.183% 11/25/2027	254,000	254,329
Bank of America Corp 5.015% 7/22/2033 (c)	502,000	516,503
Bank of America Corp 5.819% 9/15/2029 (c)	1,333,000	1,393,448
Citigroup Inc 2.976% 11/5/2030 (c)	538,000	513,353
Citigroup Inc 4.412% 3/31/2031 (c)	26,000	26,084
Citigroup Inc 4.45% 9/29/2027	236,000	237,158
Citigroup Inc 6.27% 11/17/2033 (c)	845,000	925,832
Citizens Financial Group Inc 2.638% 9/30/2032	10,000	8,622
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	175,000	183,546
JPMorgan Chase & Co 2.963% 1/25/2033 (c)	50,000	46,146
JPMorgan Chase & Co 4.493% 3/24/2031 (c)	1,050,000	1,063,903
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	150,000	154,015
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	146,000	151,415
JPMorgan Chase & Co 5.35% 6/1/2034 (c)	1,441,000	1,512,746
JPMorgan Chase & Co 5.572% 4/22/2036 (c)	224,000	237,949
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	280,000	280,474
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)	330,000	331,805
Wells Fargo & Co 2.879% 10/30/2030 (c)	506,000	482,379
Wells Fargo & Co 4.478% 4/4/2031 (c)	432,000	436,708
Wells Fargo & Co 4.897% 7/25/2033 (c)	130,000	132,982
Wells Fargo & Co 5.15% 4/23/2031 (c)	248,000	256,840
Wells Fargo & Co 5.605% 4/23/2036 (c)	215,000	228,030
Wells Fargo & Co 6.303% 10/23/2029 (c)	1,290,000	1,365,966
		11,479,951
Capital Markets - 2.5%
Ares Capital Corp 3.875% 1/15/2026	132,000	131,862
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	122,000	122,591
Ares Strategic Income Fund 5.6% 2/15/2030	200,000	200,885
Ares Strategic Income Fund 5.7% 3/15/2028	455,000	460,911
Ares Strategic Income Fund 5.8% 9/9/2030 (b)	98,000	99,049
Athene Global Funding 4.721% 10/8/2029 (b)	420,000	420,116
Athene Global Funding 5.339% 1/15/2027 (b)	62,000	62,802
Athene Global Funding 5.583% 1/9/2029 (b)	254,000	261,198
Blackstone Private Credit Fund 5.6% 11/22/2029	56,000	56,639
Blackstone Private Credit Fund 7.3% 11/27/2028	190,000	201,994
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)	284,000	255,378
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)	100,000	92,554
Goldman Sachs Group Inc/The 3.8% 3/15/2030	1,036,000	1,022,438
HPS Corporate Lending Fund 5.45% 1/14/2028	340,000	342,612
LPL Holdings Inc 4.9% 4/3/2028	210,000	212,992
Moody's Corp 5% 8/5/2034	320,000	328,469
Morgan Stanley 2.943% 1/21/2033 (c)	128,000	117,490
Morgan Stanley 4.431% 1/23/2030 (c)	538,000	542,030
Morgan Stanley 4.654% 10/18/2030 (c)	462,000	468,818
Morgan Stanley 5.192% 4/17/2031 (c)	153,000	158,355
Morgan Stanley 5.32% 7/19/2035 (c)	480,000	498,500
Morgan Stanley 5.664% 4/17/2036 (c)	105,000	111,467
Morgan Stanley 6.342% 10/18/2033 (c)	130,000	143,589
MSCI Inc 5.15% 3/15/2036	63,000	62,923
MSCI Inc 5.25% 9/1/2035	158,000	159,767
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	200,000	203,157
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	286,000	294,571
Sixth Street Specialty Lending Inc 5.625% 8/15/2030	500,000	506,102
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	15,000	15,391
		7,554,650
Consumer Finance - 0.8%
Ally Financial Inc 7.1% 11/15/2027	98,000	102,628
Ally Financial Inc 8% 11/1/2031	21,000	23,898
American Express Co 5.085% 1/30/2031 (c)	121,000	125,131
Capital One Financial Corp 2.359% 7/29/2032 (c)	16,000	13,984
Capital One Financial Corp 3.8% 1/31/2028	124,000	123,338
Capital One Financial Corp 5.247% 7/26/2030 (c)	185,000	190,649
Capital One Financial Corp 6.312% 6/8/2029 (c)	430,000	451,518
Capital One Financial Corp 7.624% 10/30/2031 (c)	30,000	33,947
Ford Motor Credit Co LLC 5.73% 9/5/2030	300,000	305,313
Ford Motor Credit Co LLC 6.8% 5/12/2028	1,037,000	1,080,115
		2,450,521
Financial Services - 0.6%
Corebridge Financial Inc 3.9% 4/5/2032	805,000	765,222
Corebridge Financial Inc 4.35% 4/5/2042	2,000	1,722
Corebridge Financial Inc 6.05% 9/15/2033	22,000	23,421
Corebridge Global Funding 4.65% 8/20/2027 (b)	104,000	105,016
Corebridge Global Funding 4.9% 12/3/2029 (b)	300,000	306,614
Corebridge Global Funding 5.2% 1/12/2029 (b)	100,000	102,614
Equitable Holdings Inc 4.572% 2/15/2029 (b)	120,000	120,690
Equitable Holdings Inc 5% 4/20/2048	34,000	30,790
Jackson Financial Inc 3.125% 11/23/2031	166,000	151,303
Jackson Financial Inc 5.17% 6/8/2027	4,000	4,045
Jackson Financial Inc 5.67% 6/8/2032	4,000	4,147
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	20,000	18,088
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	133,000	124,623
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	108,000	110,952
		1,869,247
Insurance - 0.4%
Assurant Inc 5.55% 2/15/2036	237,000	241,147
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	120,000	113,124
Liberty Mutual Group Inc 4.569% 2/1/2029 (b)	10,000	10,070
Lincoln National Corp 3.4% 1/15/2031	224,000	212,424
Marsh & McLennan Cos Inc 4.65% 3/15/2030	400,000	407,889
Unum Group 4% 6/15/2029	56,000	55,409
Unum Group 6% 6/15/2054	230,000	229,031
Western-Southern Global Funding 4.9% 5/1/2030 (b)	58,000	59,670
		1,328,764
TOTAL FINANCIALS		24,683,133

Health Care - 1.2%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	7,000	7,165
Health Care Equipment & Supplies - 0.1%
VSP Optical Group Inc 5.45% 12/1/2035 (b)	188,000	190,865
Health Care Providers & Services - 1.1%
Centene Corp 2.45% 7/15/2028	13,000	12,119
Centene Corp 2.5% 3/1/2031	329,000	283,645
Centene Corp 2.625% 8/1/2031	5,000	4,284
Centene Corp 3% 10/15/2030	113,000	100,819
Centene Corp 3.375% 2/15/2030	274,000	251,609
Centene Corp 4.625% 12/15/2029	428,000	413,755
Cigna Group/The 2.375% 3/15/2031	227,000	205,721
Cigna Group/The 4.8% 8/15/2038	276,000	267,199
Cigna Group/The 5.4% 3/15/2033	10,000	10,482
CVS Health Corp 5.25% 1/30/2031	162,000	167,811
CVS Health Corp 5.3% 6/1/2033	913,000	944,723
CVS Health Corp 5.45% 9/15/2035	10,000	10,322
HCA Inc 5.45% 4/1/2031	300,000	313,807
Humana Inc 5.375% 4/15/2031	31,000	32,073
Sabra Health Care LP 3.2% 12/1/2031	342,000	312,854
		3,331,223
TOTAL HEALTH CARE		3,529,253

Industrials - 0.7%
Aerospace & Defense - 0.3%
Boeing Co 5.15% 5/1/2030	348,000	358,676
Boeing Co 6.528% 5/1/2034	440,000	489,271
		847,947
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	4,000	4,321
Carrier Global Corp 6.2% 3/15/2054	2,000	2,198
		6,519
Ground Transportation - 0.0%
Uber Technologies Inc 4.15% 1/15/2031	111,000	110,514
Uber Technologies Inc 4.8% 9/15/2035	127,000	126,942
		237,456
Professional Services - 0.4%
Paychex Inc 5.1% 4/15/2030	92,000	94,546
Paychex Inc 5.35% 4/15/2032	454,000	472,151
Paychex Inc 5.6% 4/15/2035	389,000	408,644
Verisk Analytics Inc 4.5% 8/15/2030	54,000	54,437
Verisk Analytics Inc 5.125% 2/15/2036	120,000	121,719
		1,151,497
TOTAL INDUSTRIALS		2,243,419

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.15% 2/15/2029	118,000	117,840
Dell International LLC / EMC Corp 4.5% 2/15/2031	200,000	200,018
Dell International LLC / EMC Corp 4.75% 10/6/2032	369,000	369,986
Dell International LLC / EMC Corp 5.1% 2/15/2036	270,000	269,637
Dell International LLC / EMC Corp 6.2% 7/15/2030	110,000	117,831
		1,075,312
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 2.45% 2/15/2031	745,000	684,833
Broadcom Inc 2.6% 2/15/2033	290,000	257,810
Broadcom Inc 3.419% 4/15/2033	20,000	18,742
Broadcom Inc 5.15% 11/15/2031	225,000	234,780
		1,196,165
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	89,000	87,698
Oracle Corp 4.8% 9/26/2032	219,000	215,300
Oracle Corp 5.2% 9/26/2035	170,000	166,581
Oracle Corp 5.875% 9/26/2045	84,000	79,205
Oracle Corp 5.95% 9/26/2055	105,000	98,389
Oracle Corp 6.1% 9/26/2065	108,000	100,577
Roper Technologies Inc 4.45% 9/15/2030	110,000	110,614
VMware LLC 1.4% 8/15/2026	7,000	6,877
		865,241
TOTAL INFORMATION TECHNOLOGY		3,136,718

Materials - 0.2%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (c)	146,000	150,921
Celanese US Holdings LLC 7.05% 11/15/2030 (c)	147,000	152,380
Celanese US Holdings LLC 7.2% 11/15/2033 (c)	9,000	9,399
		312,700
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027 (b)	178,000	179,044
Amrize Finance US LLC 4.7% 4/7/2028 (b)	128,000	129,583
		308,627
TOTAL MATERIALS		621,327

Real Estate - 2.4%
Diversified REITs - 0.2%
Piedmont Operating Partnership LP 2.75% 4/1/2032	2,000	1,715
Piedmont Operating Partnership LP 9.25% 7/20/2028	99,000	109,647
VICI Properties LP 4.75% 2/15/2028	7,000	7,071
VICI Properties LP 4.75% 4/1/2028	83,000	83,911
VICI Properties LP 4.95% 2/15/2030	293,000	296,497
VICI Properties LP 5.75% 4/1/2034	76,000	78,873
Vornado Realty LP 2.15% 6/1/2026	1,000	986
Vornado Realty LP 3.4% 6/1/2031	3,000	2,714
		581,414
Health Care REITs - 0.4%
Healthcare Realty Holdings LP 3.1% 2/15/2030	10,000	9,475
Healthpeak OP LLC 5.375% 2/15/2035	500,000	514,253
Omega Healthcare Investors Inc 3.25% 4/15/2033	674,000	600,946
Omega Healthcare Investors Inc 3.375% 2/1/2031	114,000	106,430
Omega Healthcare Investors Inc 3.625% 10/1/2029	74,000	71,396
Ventas Realty LP 2.5% 9/1/2031	14,000	12,616
		1,315,116
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	96,000	88,209
Office REITs - 0.3%
COPT Defense Properties LP 2.75% 4/15/2031	786,000	715,201
COPT Defense Properties LP 4.5% 10/15/2030	74,000	73,699
		788,900
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 8.3% 3/15/2028	9,000	9,490
CBRE Services Inc 2.5% 4/1/2031	8,000	7,285
Essex Portfolio LP 5.5% 4/1/2034	300,000	313,000
Extra Space Storage LP 4.95% 1/15/2033	303,000	306,658
Tanger Properties LP 2.75% 9/1/2031	236,000	213,853
Tanger Properties LP 3.875% 7/15/2027	74,000	73,545
		923,831
Residential REITs - 0.4%
American Homes 4 Rent LP 2.375% 7/15/2031	1,000	894
American Homes 4 Rent LP 3.375% 7/15/2051	2,000	1,373
American Homes 4 Rent LP 3.625% 4/15/2032	69,000	65,182
American Homes 4 Rent LP 4.3% 4/15/2052	22,000	17,692
American Homes 4 Rent LP 5.5% 7/15/2034	81,000	84,173
Invitation Homes Operating Partnership LP 2% 8/15/2031	814,000	709,421
Sun Communities Operating LP 2.3% 11/1/2028	2,000	1,901
Sun Communities Operating LP 2.7% 7/15/2031	178,000	162,328
UDR Inc 5.125% 9/1/2034	55,000	56,157
		1,099,121
Retail REITs - 0.7%
Agree LP 5.6% 6/15/2035	135,000	142,232
Agree LP 5.625% 6/15/2034	416,000	437,090
Brixmor Operating Partnership LP 4.05% 7/1/2030	56,000	55,268
Brixmor Operating Partnership LP 4.85% 2/15/2033	204,000	204,656
Brixmor Operating Partnership LP 5.2% 4/1/2032	193,000	198,070
Brixmor Operating Partnership LP 5.75% 2/15/2035	160,000	168,597
Kite Realty Group Trust 4.75% 9/15/2030	74,000	74,736
NNN REIT Inc 5.5% 6/15/2034	121,000	126,249
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	54,000	53,631
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	317,000	333,482
Regency Centers LP 5% 7/15/2032	137,000	140,927
Regency Centers LP 5.1% 1/15/2035	52,000	53,041
		1,987,979
Specialized REITs - 0.1%
American Tower Corp 5% 1/31/2030	420,000	430,167
TOTAL REAL ESTATE		7,214,737

Utilities - 1.3%
Electric Utilities - 0.8%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	60,000	59,774
Consolidated Edison Co of New York Inc 5.375% 5/15/2034	160,000	167,219
Duke Energy Corp 5.45% 6/15/2034	250,000	261,923
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	124,000	112,593
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	6,000	5,359
Exelon Corp 5.3% 3/15/2033	387,000	403,747
FirstEnergy Transmission LLC 4.55% 1/15/2030	270,000	273,421
FirstEnergy Transmission LLC 4.75% 1/15/2033 (b)	10,000	10,049
FirstEnergy Transmission LLC 5% 1/15/2035	270,000	271,976
Southern Co/The 4.85% 3/15/2035	534,000	531,875
		2,097,936
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031	574,000	520,746
AES Corp/The 3.95% 7/15/2030 (b)	200,000	195,057
		715,803
Multi-Utilities - 0.3%
NiSource Inc 3.6% 5/1/2030	403,000	391,964
Puget Energy Inc 4.224% 3/15/2032	10,000	9,601
Puget Energy Inc 5.725% 3/15/2035	550,000	567,366
		968,931
TOTAL UTILITIES		3,782,670

TOTAL UNITED STATES		61,121,594
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $70,333,297)		72,021,923

U.S. Government Agency - Mortgage Securities - 21.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.0%
Fannie Mae 2% 3/1/2052	99,655	81,745
Fannie Mae 2.5% 1/1/2052	109,266	94,018
Fannie Mae 2.5% 4/1/2052	504,440	435,941
Fannie Mae 2.5% 4/1/2052	54,062	46,923
Fannie Mae 2.5% 6/1/2052	100,930	87,602
Fannie Mae 3% 6/1/2052	79,578	71,939
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	26,870	22,251
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	11,714	9,649
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	20,949	18,521
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	133,396	110,797
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	69,488	57,781
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	62,035	51,468
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	50,431	41,888
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	75,381	61,880
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	104,010	91,833
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	48,734	45,503
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	40,109	37,451
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	208,589	171,557
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	45,753	42,721
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	13,397	11,061
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	33,263	28,871
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	27,271	23,670
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	19,976	17,338
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	46,652	40,288
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	18,201	15,928
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	282,627	243,983
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2037	161,336	153,170
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	21,153	18,347
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	187,793	161,999
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	199,456	172,683
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	324,428	281,589
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	475,387	416,477
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	26,155	23,464
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	48,283	42,909
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	28,269	25,361
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	286,771	262,470
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	438,222	389,446
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	294,054	265,459
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	38,150	34,202
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	251,334	227,365
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	49,906	44,913
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	362,476	327,681
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	102,563	92,654
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	21,847	20,683
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	123,977	118,118
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	20,477	19,392
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	59,881	56,484
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	87,924	83,018
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	46,313	44,091
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,663	1,548
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	56,969	53,487
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	15,070	14,125
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	9,820	9,219
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	38,724	36,926
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	101,457	94,907
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	222,240	208,935
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	13,257	12,554
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	20,202	19,512
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	147,589	149,308
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	242,836	243,459
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	25,610	25,972
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	124,117	125,521
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	51,992	53,188
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	137,563	141,587
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	218,030	220,865
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	255,916	260,283
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	449,392	455,235
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	28,728	29,102
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	82,252	84,347
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	22,599	23,231
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	189,514	197,257
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	44,950	46,207
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	388,222	405,176
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	95,594	99,373
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	295,321	304,204
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	122,245	127,326
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	180,753	185,752
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	13,456	13,963
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	141,995	149,135
Freddie Mac Gold Pool 1.5% 12/1/2035	20,893	18,938
Freddie Mac Gold Pool 1.5% 2/1/2037	462,283	418,602
Freddie Mac Gold Pool 1.5% 4/1/2051	63,642	49,431
Freddie Mac Gold Pool 2% 1/1/2052	280,850	229,936
Freddie Mac Gold Pool 2% 1/1/2052	82,492	68,388
Freddie Mac Gold Pool 2% 11/1/2050	254,409	209,003
Freddie Mac Gold Pool 2% 12/1/2051	46,657	38,680
Freddie Mac Gold Pool 2% 2/1/2052	21,649	18,002
Freddie Mac Gold Pool 2% 3/1/2051	121,340	99,797
Freddie Mac Gold Pool 2% 3/1/2052	49,428	40,761
Freddie Mac Gold Pool 2% 6/1/2050	395,472	325,632
Freddie Mac Gold Pool 2% 9/1/2035	705,588	657,497
Freddie Mac Gold Pool 2% 9/1/2050	286,731	235,825
Freddie Mac Gold Pool 2.5% 1/1/2052	196,636	170,242
Freddie Mac Gold Pool 2.5% 10/1/2051	48,274	41,673
Freddie Mac Gold Pool 2.5% 11/1/2051	63,864	55,471
Freddie Mac Gold Pool 2.5% 12/1/2051	34,171	29,659
Freddie Mac Gold Pool 2.5% 2/1/2035	769,437	735,786
Freddie Mac Gold Pool 2.5% 2/1/2050	127,327	109,917
Freddie Mac Gold Pool 2.5% 2/1/2051	125,170	108,798
Freddie Mac Gold Pool 2.5% 3/1/2050	110,219	95,080
Freddie Mac Gold Pool 2.5% 4/1/2042	111,956	100,875
Freddie Mac Gold Pool 2.5% 4/1/2052	260,684	226,262
Freddie Mac Gold Pool 2.5% 5/1/2051	66,651	57,933
Freddie Mac Gold Pool 2.5% 5/1/2051	19,697	17,244
Freddie Mac Gold Pool 2.5% 8/1/2041	129,948	117,487
Freddie Mac Gold Pool 3% 1/1/2052	20,100	18,020
Freddie Mac Gold Pool 3% 10/1/2049	29,899	26,926
Freddie Mac Gold Pool 3% 2/1/2050	51,635	46,759
Freddie Mac Gold Pool 3% 3/1/2050	54,354	48,950
Freddie Mac Gold Pool 3% 3/1/2052	18,344	16,445
Freddie Mac Gold Pool 3% 4/1/2050	54,416	49,006
Freddie Mac Gold Pool 3% 6/1/2052	59,697	53,705
Freddie Mac Gold Pool 3% 6/1/2052	33,862	30,358
Freddie Mac Gold Pool 3.5% 1/1/2048	13,001	12,207
Freddie Mac Gold Pool 3.5% 11/1/2047	9,654	9,142
Freddie Mac Gold Pool 3.5% 2/1/2043	19,944	19,022
Freddie Mac Gold Pool 3.5% 7/1/2042	12,370	11,802
Freddie Mac Gold Pool 3.5% 7/1/2047	11,210	10,619
Freddie Mac Gold Pool 3.5% 7/1/2052	141,221	131,045
Freddie Mac Gold Pool 3.5% 8/1/2047	17,350	16,431
Freddie Mac Gold Pool 3.5% 9/1/2042	27,982	26,684
Freddie Mac Gold Pool 3.5% 9/1/2042	15,611	14,880
Freddie Mac Gold Pool 4% 2/1/2053	358,743	345,593
Freddie Mac Gold Pool 4% 2/1/2053	132,068	127,227
Freddie Mac Gold Pool 4.5% 1/1/2054	111,413	109,599
Freddie Mac Gold Pool 5% 11/1/2053	233,618	237,064
Freddie Mac Gold Pool 5% 2/1/2040	44,350	44,866
Freddie Mac Gold Pool 5% 4/1/2054	27,219	27,603
Freddie Mac Gold Pool 5% 8/1/2055	148,778	149,811
Freddie Mac Gold Pool 5.5% 3/1/2053	37,394	38,535
Freddie Mac Gold Pool 5.5% 3/1/2055	603,150	610,993
Freddie Mac Gold Pool 5.5% 5/1/2055	438,300	443,999
Freddie Mac Gold Pool 5.5% 5/1/2055	148,302	150,689
Freddie Mac Gold Pool 5.5% 9/1/2054	137,553	141,191
Freddie Mac Gold Pool 6% 12/1/2052	62,049	64,521
Freddie Mac Gold Pool 6% 4/1/2054	83,832	87,257
Freddie Mac Gold Pool 6% 5/1/2054	199,449	207,909
Freddie Mac Gold Pool 6% 8/1/2055	246,477	257,029
Freddie Mac Gold Pool 6.5% 6/1/2054	168,820	178,536
Freddie Mac Gold Pool 6.5% 9/1/2054	202,928	214,669
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	190,123	197,712
Ginnie Mae I Pool 3.5% 7/20/2052	189,853	176,328
Ginnie Mae I Pool 3.5% 8/20/2052	94,453	87,724
Ginnie Mae I Pool 3.5% 9/20/2052	380,474	353,369
Ginnie Mae I Pool 4% 10/20/2052	41,889	40,114
Ginnie Mae I Pool 4.5% 4/20/2053	42,854	42,179
Ginnie Mae II Pool 2% 1/20/2051	458,335	382,238
Ginnie Mae II Pool 2% 1/20/2052	1,960,370	1,634,892
Ginnie Mae II Pool 2% 10/20/2050	176,260	147,073
Ginnie Mae II Pool 2% 11/20/2050	43,882	36,623
Ginnie Mae II Pool 2% 12/20/2050	86,372	72,025
Ginnie Mae II Pool 2% 3/20/2052	399,999	333,588
Ginnie Mae II Pool 2% 9/20/2050	94,685	79,112
Ginnie Mae II Pool 2.5% 1/20/2055	189,314	164,329
Ginnie Mae II Pool 2.5% 12/20/2051	537,024	466,444
Ginnie Mae II Pool 2.5% 5/20/2052	435,436	378,309
Ginnie Mae II Pool 2.5% 8/20/2051	263,936	229,206
Ginnie Mae II Pool 3% 3/20/2050	45,867	41,516
Ginnie Mae II Pool 3% 4/20/2052	723,295	652,995
Ginnie Mae II Pool 3% 7/20/2051	118,995	107,485
Ginnie Mae II Pool 3% 8/20/2051	383,429	346,342
Ginnie Mae II Pool 3.5% 8/20/2047	147,095	137,972
Ginnie Mae II Pool 4% 10/20/2055	548,569	520,524
Ginnie Mae II Pool 4.5% 11/20/2054	607,157	594,932
Ginnie Mae II Pool 5% 1/1/2056 (e)	900,000	898,031
Ginnie Mae II Pool 5% 12/1/2055 (e)	1,800,000	1,798,032
Ginnie Mae II Pool 5.5% 1/1/2056 (e)	200,000	201,852
Ginnie Mae II Pool 5.5% 12/1/2055 (e)	400,000	404,062
Ginnie Mae II Pool 5.5% 2/20/2055	180,790	182,673
Ginnie Mae II Pool 5.5% 6/20/2055	123,616	124,962
Ginnie Mae II Pool 6% 1/1/2056 (e)	725,000	739,019
Ginnie Mae II Pool 6% 12/1/2055 (e)	1,900,000	1,936,071
Ginnie Mae II Pool 6% 12/20/2054	77,230	78,703
Ginnie Mae II Pool 6% 2/1/2056 (e)	525,000	534,782
Ginnie Mae II Pool 6% 5/20/2055	492,478	502,173
Ginnie Mae II Pool 6.5% 5/20/2055	267,253	275,517
Uniform Mortgage Backed Securities 2% 12/1/2055 (e)	4,750,000	3,866,797
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (e)	1,300,000	1,106,727
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (e)	2,600,000	2,212,844
Uniform Mortgage Backed Securities 3% 12/1/2055 (e)	750,000	666,152
Uniform Mortgage Backed Securities 4% 1/1/2056 (e)	500,000	476,172
Uniform Mortgage Backed Securities 4% 12/1/2055 (e)	1,000,000	952,656
Uniform Mortgage Backed Securities 6% 1/1/2056 (e)	1,150,000	1,177,357
Uniform Mortgage Backed Securities 6% 12/1/2055 (e)	2,300,000	2,355,164
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (e)	6,450,000	6,684,569
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (e)	11,200,000	11,601,626
TOTAL UNITED STATES		63,291,269
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $62,793,893)		63,291,269

U.S. Treasury Obligations - 48.5%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.43	2,011,000	1,677,692
US Treasury Bonds 3.625% 5/15/2053	4.20	300,000	249,996
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	676,000	603,515
US Treasury Bonds 4.125% 8/15/2053	4.05 to 4.95	10,775,000	9,825,874
US Treasury Bonds 4.25% 2/15/2054	4.26 to 4.78	2,220,000	2,067,288
US Treasury Bonds 4.25% 8/15/2054	4.63 to 4.65	579,000	539,216
US Treasury Bonds 4.5% 11/15/2054	4.34 to 4.99	4,463,000	4,334,689
US Treasury Bonds 4.625% 11/15/2055	4.68 to 4.73	2,230,000	2,213,972
US Treasury Bonds 4.625% 2/15/2055	4.52 to 4.66	2,960,000	2,935,715
US Treasury Bonds 4.625% 5/15/2054	4.22 to 4.68	1,670,000	1,655,518
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	270,000	272,742
US Treasury Bonds 4.75% 5/15/2055	4.67 to 4.97	5,554,000	5,620,822
US Treasury Bonds 4.75% 8/15/2055	4.64 to 4.92	4,990,000	5,052,375
US Treasury Notes 3.625% 10/31/2030	3.61 to 3.66	2,490,000	2,492,140
US Treasury Notes 3.625% 9/30/2030	3.65 to 3.74	1,460,000	1,461,369
US Treasury Notes 3.625% 9/30/2031	3.92 to 4.10	2,500,000	2,491,211
US Treasury Notes 3.75% 10/31/2032	3.80 to 3.95	4,660,000	4,649,078
US Treasury Notes 3.75% 12/31/2030	3.91 to 4.08	1,900,000	1,910,910
US Treasury Notes 3.75% 8/31/2031	3.54	800,000	802,781
US Treasury Notes 3.875% 6/30/2030	3.70	400,000	404,828
US Treasury Notes 3.875% 8/15/2033	3.69 to 4.90	5,614,000	5,624,526
US Treasury Notes 3.875% 8/15/2034	4.23 to 4.28	2,880,000	2,868,646
US Treasury Notes 3.875% 8/31/2032	3.78 to 3.95	5,580,000	5,612,913
US Treasury Notes 3.875% 9/30/2032	3.84 to 3.93	1,175,000	1,181,426
US Treasury Notes 4% 11/15/2035	4.04 to 4.10	770,000	768,797
US Treasury Notes 4% 5/31/2030	3.55 to 3.98	3,460,000	3,519,604
US Treasury Notes 4% 6/30/2032	3.87 to 4.18	2,740,000	2,778,638
US Treasury Notes 4% 7/31/2032	3.97 to 4.14	2,800,000	2,838,172
US Treasury Notes 4.125% 11/30/2031	4.46	450,000	460,072
US Treasury Notes 4.125% 3/31/2031	4.30 to 4.62	3,350,000	3,427,469
US Treasury Notes 4.125% 5/31/2032	3.75 to 4.31	4,956,000	5,062,858
US Treasury Notes 4.125% 7/31/2031	3.78	2,400,000	2,454,815
US Treasury Notes 4.25% 11/15/2034	4.06 to 4.62	5,434,000	5,555,841
US Treasury Notes 4.25% 2/28/2031	4.22 to 4.33	1,140,000	1,173,265
US Treasury Notes 4.25% 5/15/2035	4.03 to 4.52	9,797,000	9,999,063
US Treasury Notes 4.25% 6/30/2031	4.15 to 4.40	9,000,000	9,264,023
US Treasury Notes 4.25% 8/15/2035	3.96 to 4.26	7,655,000	7,803,316
US Treasury Notes 4.375% 1/31/2032	4.41	980,000	1,014,874
US Treasury Notes 4.375% 5/15/2034	3.80 to 4.44	2,590,000	2,677,615
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.29	1,289,000	1,345,243
US Treasury Notes 4.5% 12/31/2031	3.83 to 4.56	5,765,000	6,010,013
US Treasury Notes 4.625% 2/15/2035	4.53	1,000,000	1,050,586
US Treasury Notes 4.625% 4/30/2031	4.45 to 4.56	1,500,000	1,571,484
US Treasury Notes 4.625% 9/30/2030	3.57 to 4.71	10,495,000	10,964,815
TOTAL U.S. TREASURY OBLIGATIONS (Cost $144,881,003)			146,289,805

Money Market Funds - 7.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $22,922,691)	4.02	22,918,108	22,922,691

TOTAL INVESTMENT IN SECURITIES - 112.4% (Cost $334,995,138)	338,766,031
NET OTHER ASSETS (LIABILITIES) - (12.4)%	(37,323,570)
NET ASSETS - 100.0%	301,442,461

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 12/1/2055	(1,800,000)	(1,798,031)
Ginnie Mae II Pool 5.5% 12/1/2055	(400,000)	(404,062)
Ginnie Mae II Pool 6% 1/1/2056	(300,000)	(305,801)
Ginnie Mae II Pool 6% 12/1/2055	(1,900,000)	(1,936,071)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(2,600,000)	(2,212,844)
Uniform Mortgage Backed Securities 4% 12/1/2055	(1,000,000)	(952,656)
Uniform Mortgage Backed Securities 6% 12/1/2055	(2,200,000)	(2,252,766)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(11,200,000)	(11,601,626)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(21,463,857)

TOTAL TBA SALE COMMITMENTS (Proceeds $21,452,736)		(21,463,857)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,472,855 or 14.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,558,820	23,255,884	12,891,990	172,357	(23)	-	22,922,691	22,918,108	0.0%
Total	12,558,820	23,255,884	12,891,990	172,357	(23)	-	22,922,691

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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